Revenue (Remaining Performance Obligations) (Narrative) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 488	$ 450
Revenue, Remaining Performance Obligation, Expected Timing Of Satisfaction (Year)	2043
SeaCoast Gas Transmission, LLC | PGS
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 134
Revenue, Remaining Performance Obligation, Expected Timing Of Satisfaction (Year)	2040